UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Arthur Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Distressed
ADM Galleus Fund	8/1/2006	$8,000,000	$7,904,761	2.04%

Total Distressed		8,000,000	7,904,761	2.04

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	8,200,000	8,909,300	2.30

Total Equity Long/Short - High Hedge		8,200,000	8,909,300	2.30

Equity Long/Short - Opportunistic
Algebris Global Financials Fund L.P.	10/1/2006	8,000,000	9,452,064	2.44
Blackstone Kailix Fund L.P.	10/1/2006	13,000,000	15,238,717	3.93
Calypso Qualified Partners, LP	1/1/2006	8,200,000	9,200,479	2.37
Delta Fund Europe, LP	9/1/2006	9,000,000	9,239,833	2.38
Delta Institutional, LP	1/1/2006	9,200,000	10,041,007	2.59
East Side Capital, L.P.	1/1/2006	12,200,000	13,097,220	3.38
Karsch Capital II, LP	1/1/2006	2,400,000	2,761,846	0.71
Lansdowne Global Financials Fund, L.P.	1/1/2006	10,500,000	12,315,229	3.18
Visium Balanced Fund, LP	1/1/2006	6,600,000	7,436,635	1.92

Total Equity Long/Short - Opportunistic		79,100,000	88,783,030	22.90

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	1/1/2006	17,800,000	18,665,251	4.81

Total Event Driven Credit		17,800,000	18,665,251	4.81

Fixed Income Arbitrage
Platinum Grove Contingent Capital Partners, L.P.	1/1/2006	6,700,000	7,112,268	1.83

Total Fixed Income Arbitrage		6,700,000	7,112,268	1.83

Macro
Brevan Howard L.P.	1/1/2006	5,000,000	5,411,412	1.40
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	19,000,000	20,511,701	5.29

Total Macro		24,000,000	25,923,113	6.69

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	1/1/2006	5,800,000	6,140,717	1.58
Highland Spectrum Fund, LP	7/1/2006	8,000,000	7,650,656	1.97
Sorin Fund, L.P.	10/1/2006	11,000,000	12,004,342	3.10

Total Mortgage Arbitrage		24,800,000	25,795,715	6.65

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	$877,966	$258,831	0.07%
Citadel Wellington LLC	8/1/2006	20,000,000	23,657,024	6.10
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	18,100,000	18,950,486	4.89
HBK Fund L.P.	1/1/2006	24,400,000	25,783,000	6.65
Perry Partners, L.P.	11/1/2006	19,000,000	20,077,430	5.18
Polygon Global Opportunities Fund LP	1/1/2006	19,900,000	23,665,070	6.10
QVT Associates LP	9/1/2006	22,000,000	25,851,844	6.67

Total Multi-Strategy		124,277,966	138,243,685	35.66

Restructurings and Value
Amber Fund LP	7/1/2006	11,300,000	13,151,669	3.39
Icahn Partners LP	1/1/2006	10,200,000	10,646,513	2.75
Laxey Investors L.P.	1/1/2006	8,700,000	9,840,517	2.54
One East Partners, LP	8/1/2006	8,300,000	9,008,693	2.32
OZ Asia Domestic Partners, L.P.	1/1/2006	204,001	202,942	0.05
Western Investment Activism Partners LLC	3/1/2007	13,000,000	13,039,000	3.37

Total Restructurings and Value		51,704,001	55,889,334	14.42

Total Investments in Investment Funds		344,581,967	377,226,457	97.30

Short-Term Investments
State Street Eurodollar Time Deposit 4.25% due 04/02/07		4,576,944	4,576,944	1.18

Total Short-Term Investments		4,576,944	4,576,944	1.18

Total Investments in Investment Funds and Short-Term Investments		$349,158,911	381,803,401	98.48

Other Assets, less Liabilities			5,906,422	1.52

Total Net Assets			$387,709,823	100.00%

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2007

Description	Swap Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Total Return Swaps Reference Basket	HSBC Bank USA	10/1/2008
Algebris Global Financials Fund L.P.			$5,000,000	$602,869
Amber Fund LP			3,000,000	269,566
Calypso Qualified Partners, LP			4,000,000	113,074
Ellington Mortgage Partners, L.P.			6,000,000	101,998
Highbridge Long/Short Equity Fund, L.P.			6,000,000	175,454
Icahn Partners LP			7,500,000	544,113
Karsch Capital II, LP			10,000,000	895,749
New Ellington Credit Partners, LP			10,000,000	(65,045)
One East Partners, LP			6,000,000	78,699
Platinum Grove Contingent Capital Partners, L.P.			8,000,000	171,159
Rubicon Equity and Commodity Focus Partners, LP			6,000,000	(436,151)
Sorin Fund, L.P.			3,000,000	256,385
Fixed Amount			9,400,000	(3,238)

			$83,900,000	$2,704,632

Detailed information about all of the Investment Funds’ portfolios is not available.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 30, 2007